Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value
CORPORATE BONDS - 10.26%
Communications - 4.77%

Altice France Holding S.A., 5.500%, 10/15/2029(b)	$736,000	$589,720
Clear Channel Outdoor Holdings Inc., 7.750%, 04/15/2028 (b)	2,000,000	1,872,500
Clear Channel Outdoor Holdings Inc., 7.500%, 06/01/2029(b)	2,377,000	2,127,415
CSC Holdings LLC, 3.375%, 02/15/2031(b)	270,000	197,775
DISH Network Corp., 11.750%, 11/15/2027(b)	1,430,000	1,511,331
Gray Television Inc., 7.000%, 05/15/2027(b)	709,000	696,592
Level 3 Financing Inc., 10.500%, 05/15/2030(b)	2,778,000	3,048,855
Level 3 Financing Inc., 3.875%, 10/15/2030(b)	1,556,800	1,229,872
Telegram Group Inc., 7.000%, 03/22/2026(e)	2,123,000	2,083,300
		13,357,360
Consumer Discretionary - 4.31%

Caesars Entertainment Inc., 6.500%, 02/15/2032(b)	2,276,000	2,304,450
RR Donnelley & Sons Co., 9.500%, 08/01/2029(b)	5,166,000	5,327,438
RR Donnelley & Sons Co., 10.870%, 08/01/2029(b)	3,159,000	3,261,668
Staples Inc., 10.750%, 09/01/2029(b)	1,197,000	1,176,052
		12,069,608
Industrials - 0.17%

LABL, INC., 8.625%, 10/01/2031(b)	528,000	477,180
		477,180
Real Estate - 1.01%

China Evergrande Group, 8.250%, 03/23/2022(a)(e)	16,395,000	348,394
China Evergrande Group, 9.500%, 04/11/2022(a)(e)	6,148,000	130,645
China Evergrande Group, 11.500%, 01/22/2023(a)(e)	4,600,000	97,750
China Evergrande Group, 10.000%, 04/11/2023(a)(e)	7,568,000	160,820
China Evergrande Group, 7.500%, 06/28/2023(a)(e)	11,802,000	250,792
China Evergrande Group, 12.000%, 01/22/2024(a)(e)	19,888,000	422,620
China Evergrande Group, 9.500%, 03/29/2024(a)(e)	4,420,000	93,926
China Evergrande Group, 10.500%, 04/11/2024(a)(e)	4,572,000	97,156
China Evergrande Group, 8.750%, 06/28/2025(a)(e)	57,621,000	1,224,447
		2,826,550

TOTAL CORPORATE BONDS		28,730,698
(Cost $26,340,977)

	Principal Amount	Fair Value
SENIOR LOANS - 8.49%
Communications - 2.62%

Gogo Intermediate Holdings LLC, Initial Term Loan, TSFR1M + 3.750%, 04/30/2028	2,389,000	2,258,238
Level 3 Financing Inc., Term B-2 Loan, TSFR1M + 6.560%, 04/15/2030(f)	5,000,000	5,066,075
		7,324,313
Consumer Discretionary - 2.90%

AMC Entertainment, Term Loan, TSFR1M + 9.000%, 01/04/2029(f)	958,015	975,034
J Crew Group LLC, Initial Term Loan, TSFR3M + 6.000%, 09/26/2031	4,394,428	4,472,429
The GEO Group, Inc., Term B Loan, TSFR1M + 5.250%, 04/13/2029	898,195	914,587
Vortex Opco LLC, Term Loan, TSFR3M + 6.250%, 04/30/2030	1,690,000	1,765,340
		8,127,390

Quarterly Report | January 31, 2025	1

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value
Consumer, Non-cyclical - 2.17%

Revlon Intermediate Holdings IV LLC, Term Loan, TSFR6M + 6.875%, 05/02/2028	$6,111,000	$6,085,028
		6,085,028
Health Care - 0.29%

ModivCare Inc., Term Loan, TSFR3M + 4.750%, 07/01/2031	956,802	798,533
		798,533
Industrials - 0.51%

Multi-Color Corp., Term Loan, TSFR1M + 5.000%, 10/29/2028	1,539,132	1,446,208
		1,446,208

TOTAL SENIOR LOANS		23,781,472
(Cost $23,819,601)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 0.44%
Federal National Mortgage Association (FNMA) - 0.44%

FNMA, Series 23-52, Class IO, 3.000%, 05/25/2051	6,589,771	1,223,411

TOTAL MORTGAGE-BACKED SECURITY		1,223,411
(Cost $1,223,654)

	Shares	Fair Value
COMMON STOCK - 9.81%
Communications - 3.22%

Baidu, Inc.(f)	13,235	1,199,091
Bumble, Inc.(f)	276,467	2,242,147
Snap Inc.(f)	159,101	1,796,250
Uber Technologies, Inc.(f)	6,162	411,930
Weibo Corp.	343,192	3,370,145
		9,019,563
Consumer Discretionary - 1.01%

Arbe Robotics, Ltd.(f)	34,404	88,074
Capri Holdings Ltd.(f)	11,238	278,478
Evolution AB(f)	16,104	1,239,775
PDD Holdings Inc.(f)	3,294	368,632
Polestar Automotive Holding UK PLC	275,435	280,944
The RealReal, Inc.(f)	37,318	356,014
Winnebago Industries, Inc.(f)	4,253	203,293
		2,815,210
Energy - 0.40%

Sable Offshore Corp.(f)	44,801	1,116,889
		1,116,889
Financials - 3.01%

Allfunds Group Plc(f)	235,106	1,211,688
Cannae Holdings, Inc.	265,592	5,248,098
Compass Diversified Holdings	15,842	336,642
PagSeguro Digital Ltd.(f)	217,517	1,620,502
		8,416,930

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Health Care - 0.13%

Arbutus Biopharma Corp.(f)	112,040	$373,093
		373,093
Industrials - 1.02%

The GEO Group, Inc.(f)	10,444	329,090
Vertical Aerospace Ltd.(f)	498,886	2,534,341
		2,863,431
Real Estate - 0.52%

Anywhere Real Estate, Inc.(f)	81,184	293,074
Star Holdings(f)	130,599	1,161,025
		1,454,099
Technology - 0.50%

CommScope Holding Company, Inc.(f)	30,335	153,192
GDS Holdings Ltd.(f)	18,699	405,955
IREN Ltd.(f)	32,460	331,741
Vertex, Inc.(f)	9,206	531,647
		1,422,535

TOTAL COMMON STOCK		27,481,750
(Cost $25,489,415)

	Shares	Fair Value
CLOSED END FUNDS - 13.42%
Alternative - 3.12%

BlackRock ESG Capital Allocation Term Trust	121,074	2,012,250
Destra Multi-Alternative Fund(f)	2,947	25,521
Platinum Asia Investments Ltd.	9,044,071	5,875,731
Tribeca Global Natural Resources Ltd.(f)	1,796	1,641
VGI Partners Global Investments, Ltd.	718,062	825,877
		8,741,020
Equity - 8.07%

Aberdeen Standard Global Infrastructure Income Fund	50,607	901,817
abrdn Healthcare Investors	33,584	609,885
abrdn Life Sciences Investors	128,601	1,827,420
AMCIL Limited(f)	74,584	53,788
Adams Natural Resources Fund, Inc.	37,130	805,721
Allspring Global Dividend Opportunity Fund	3,068	15,340
abrdn Total Dynamic Dividend Fund	15,274	132,578
Argo Global Listed Infrastructure Limited	98,103	142,718
BlackRock Enhanced Global Dividend Trust	2,987	33,693
BlackRock Enhanced International Dividend Trust	20,421	112,928
BlackRock Resources & Commodities Strategy Trust	13,786	123,798
BlackRock Science & Technology Trust II	121,792	2,578,337
Diversified United Investment Ltd.	159,966	522,118
Future Generation Global Ltd.	97,988	86,505
Gabelli Dividend & Income Trust	59,672	1,489,413
Gabelli Healthcare & WellnessRx Trust	23,912	249,163
GAMCO Natural Resources Gold & Income Trust	3,582	20,596
Hearts and Minds Investments, Ltd.	1,760,735	3,513,829

Quarterly Report | January 31, 2025	3

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
John Hancock Hedged Equity & Income Fund	137	$1,428
Lazard Global Total Return and Income Fund, Inc.	11,199	187,247
Middlefield Canadian Income PCC(f)	254,234	373,540
NYLI CBRE Global Infrastructure Megatrends Term Fund	60,263	752,685
Platinum Capital, Ltd.	2,149,942	1,898,002
Pengana International Equities, Ltd.	1,645,794	1,253,410
Tortoise Energy Infrastructure Fund, Inc.	35,581	1,603,977
MFF Capital Investments, Ltd.	847,117	2,496,338
WAM Global Ltd.	360,990	500,474
WCM Global Growth, Ltd.	299,094	321,688
		22,608,436
Fixed Income - 1.88%

AllianceBernstein National Municipal Income Fund	79,712	881,615
BlackRock MuniHoldings New York Quality Fund, Inc.	861	8,937
BlackRock New York Municipal Income Trust	26,865	278,321
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	2,194	22,905
BNY Mellon Strategic Municipals, Inc.	21,897	134,010
Eaton Vance New York Municipal Bond Fund	19,040	183,736
Ellsworth Growth and Income Fund, Ltd.	5,295	53,162
Invesco Pennsylvania Value Municipal Income Trust	7,292	75,399
Invesco Trust for Investment Grade New York Municipals	3,700	38,665
MFS High Income Municipal Trust	29,418	110,318
New America High Income Fund, Inc.	43,258	358,177
Nuveen Core Plus Impact Fund	60,483	649,588
Nuveen New Jersey Quality Municipal Income Fund	41,967	508,221
Nuveen Pennsylvania Quality Municipal Income Fund	115,188	1,330,422
PIMCO California Municipal Income Fund II	3,866	22,115
Pioneer Municipal High Income Advantage Fund, Inc.	39,278	335,042
Pioneer Municipal High Income Fund, Inc.	24,447	230,047
Pioneer Municipal High Income Opportunities Fund, Inc.	4,798	57,625
		5,278,305
Mixed Allocation - 0.35%

Allspring Utilities and High Income Fund	2,107	23,514
Calamos Long/Short Equity & Dynamic Income Trust	45,932	719,295
Virtus Dividend, Interest & Premium Strategy Fund	15,293	199,574
		942,383

TOTAL CLOSED END FUNDS		37,570,144
(Cost $33,729,287)

	Shares	Fair Value
INVESTMENT TRUSTS - 4.70%
Alternative - 4.14%

Bitwise 10 Crypto Index Fund(f)(g)	172,556	11,613,019
		11,613,019

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Equity - 0.56%

Herald Investment Trust PLC(f)	36,669	$1,068,444
Keystone Positive Change Investment Trust PLC(f)	50,992	161,223
The European Smaller Companies Turst PLC	149,999	329,936
		1,559,603

TOTAL INVESTMENT TRUSTS		13,172,622
(Cost $7,801,996)

	Shares	Fair Value
PREFERRED STOCK - 0.18%
Technology - 0.18%

Xtend Reality Expansion Ltd. Preferred B-2(c)(f)	579,633	495,841

TOTAL PREFERRED STOCK		495,841
(Cost $495,840)

Fair Value
PARTICIPATION AGREEMENT - 0.31%

PK Funding 2023 LLC(C)(f)	868,566

TOTAL PARTICIPATION AGREEMENT	868,566
(Cost $868,566)

Fair Value
PRIVATE FUNDS - 17.75%

Alternative Capital Investments Fund III LP, Special Class Interests(f)	3,722,289
Alternative Capital Investments Fund III LP, Standard Class Interests(f)	461,026
Alternative Capital Investments Fund III LP, Special Class Interests 2(f)	10,595,000
New Holland Special Opportunities Aggregator LP Class M Interests(h)	4,758,671
New Holland Special Opportunities Aggregator LP Class Y Interests(f)(h)	1,131,747
Stone Ridge Opportunities Fund Feeder LP(f)	29,034,959

TOTAL PRIVATE FUNDS	49,703,692
(Cost $43,105,935)

	Shares	Fair Value
UNIT TRUSTS - 3.93%

Grayscale Digital Large Cap Fund(f)(g)	18,782	865,475
Grayscale Ethereum Classic Trust(f)(g)	861,102	10,126,560

TOTAL UNIT TRUSTS		10,992,035
(Cost $10,523,546)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 0.06%

GP-Act III Acquisition Corp., Class A(c)(f)	17,094	9,744
Graf Global Sponsor LLC, Class A(c)(f)(g)	15,421	7,556
Hennessy Capital Investment Corp. VII(f)	7,305	73,269
Plum Acquisition Corp. IV(f)	8,350	83,834

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		174,403
(Cost $156,680)

Quarterly Report | January 31, 2025	5

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

	Contracts	Fair Value
WARRANTS - 0.21%

GP-Act III Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	23,593	$3,303
GP-Act III Acquisition Corp., Expires 01/25/2029, Strike Price $11.50(c)(f)	21,362	109
Graf Global Sponsor LLC Class B Warrants, Expires 01/25/2029, Strike Price $0.01(c)(f)(g)	19,276	106
Vertical Aerospace, Ltd. Class A Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	249,443	187,082
Vertical Aerospace, Ltd. Class B Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	249,443	386,637
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50(f)	18,390	2,209

TOTAL WARRANTS		579,446
(Cost $46,710)

	Contracts	Fair Value
RIGHT - 0.00%(d)

GSR III Acquisition Corp, Expires 12/19/2074(f)	1,649	2,474

TOTAL RIGHT		2,474
(Cost $1,907)

	Contracts	Fair Value
OPTIONS - 1.92%(i)

Put Option Contracts - 1.92%

S&P 500 Index, Expires 02/21/2025, Strike Price $5,810(f)	11	20,702
S&P 500 Index, Expires 02/21/2025, Strike Price $5,825(f)	7	14,749
S&P 500 Index, Expires 02/21/2025, Strike Price $5,995(f)	295	1,630,170
S&P 500 Index, Expires 03/21/2025, Strike Price $5,815(f)	3	15,399
S&P 500 Index, Expires 03/21/2025, Strike Price $5,850(f)	21	116,760
S&P 500 Index, Expires 03/21/2025, Strike Price $5,855(f)	10	54,300
S&P 500 Index, Expires 03/21/2025, Strike Price $5,865(f)	1	6,104
S&P 500 Index, Expires 04/17/2025, Strike Price $5,825(f)	24	180,672
S&P 500 Index, Expires 04/17/2025, Strike Price $5,830(f)	8	57,360
S&P 500 Index, Expires 04/17/2025, Strike Price $5,845(f)	8	61,960
S&P 500 Index, Expires 04/17/2025, Strike Price $5,850(f)	8	62,312
S&P 500 Index, Expires 04/17/2025, Strike Price $5,860(f)	16	129,360
S&P 500 Index, Expires 04/17/2025, Strike Price $5,895(f)	25	168,825
S&P 500 Index, Expires 04/17/2025, Strike Price $5,910(f)	6	42,960
S&P 500 Index, Expires 04/17/2025, Strike Price $5,915(f)	16	150,784
S&P 500 Index, Expires 04/17/2025, Strike Price $5,920(f)	16	151,664
S&P 500 Index, Expires 04/17/2025, Strike Price $5,950(f)	12	120,012
S&P 500 Index, Expires 04/17/2025, Strike Price $5,955(f)	19	198,930
S&P 500 Index, Expires 04/17/2025, Strike Price $5,955(f)	64	734,720
S&P 500 Index, Expires 04/17/2025, Strike Price $5,965(f)	23	193,890
S&P 500 Index, Expires 04/17/2025, Strike Price $5,970(f)	18	192,690
S&P 500 Index, Expires 04/17/2025, Strike Price $5,975(f)	22	247,060
S&P 500 Index, Expires 04/17/2025, Strike Price $5,980(f)	6	66,000
S&P 500 Index, Expires 04/17/2025, Strike Price $5,985(f)	23	193,200
S&P 500 Index, Expires 04/17/2025, Strike Price $6,000(f)	49	568,400
		5,378,983

TOTAL OPTIONS		5,378,983
(Premiums paid $6,793,812)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
MONEY MARKET FUNDS - 5.70%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 4.710%(g)(h)	10,529,999	$10,529,999
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 4.690%	5,469,803	5,469,804

TOTAL MONEY MARKET FUNDS		15,999,803
(Cost $15,999,803)

Total Investments in Securities - 77.18%		216,155,340
(Cost $196,397,729)

Other Assets in Excess of Liabilities - 22.82%		63,895,213

NET ASSETS - 100.00%		$280,050,553

Amounts above are shown as a percentage of net assets as of January 31, 2025.

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
CORPORATE BONDS - (1.07%)
Industrials - (0.68%)

Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 4.375%, 02/01/2029	$(355,000)	(307,963)
Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 5.250%, 05/15/2027	(1,637,000)	(1,589,937)
		(1,897,900)
Real Estate - (0.39%)

CPI Property Group SA, 1.750%, 01/14/2030(e)	(1,257,000)	(1,098,869)
		(1,098,869)

TOTAL CORPORATE BONDS		(2,996,769)
(Proceeds $3,026,080)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (70.53%)
Sovereign - (70.53%)

United States Treasury, 4.125%, 01/31/2027(f)	(131,802,000)	(131,611,507)
United States Treasury, 4.250%, 11/15/2034(f)	(67,445,001)	(65,910,363)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(197,521,870)
(Proceeds $198,581,854)

	Shares	Fair Value
COMMON STOCK - (2.19%)
Communications - (0.01%)

System1, Inc.(f)	(40,300)	(26,364)
		(26,364)
Financials - (0.05%)

Paysafe Ltd.(f)	(7,165)	(139,001)
		(139,001)

Quarterly Report | January 31, 2025	7

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Industrials - (1.17%)

Alight, Inc.(f)	(117,786)	$(806,834)
Dun & Bradstreet Holdings, Inc.	(201,014)	(2,472,472)
		(3,279,306)
Technology - (0.96%)

Apple, Inc.	(11,281)	(2,662,317)
Rapid7, Inc.(f)	(1,020)	(39,291)
		(2,701,608)

TOTAL COMMON STOCK		(6,146,279)
(Proceeds $5,267,118)

	Shares	Fair Value
EXCHANGE TRADED FUND - (3.44%)
Alternative - (3.44%)

Grayscale Bitcoin Trust BTC(g)	(119,490)	(9,608,191)

TOTAL EXCHANGE TRADED FUND		(9,608,191)
(Proceeds $9,683,470)

Total Securities Sold Short - (77.23%)		$(216,273,109)
(Proceeds $216,558,522)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

(a)	Security is in default as of year-end and is therefore non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $23,820,848, which represented approximately 8.51% of net assets as of January 31, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, the aggregate market value of those securities was $3,810,981, which represents approximately 1.36% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by SABA SPV I, a wholly-owned subsidiary of the Fund.
(h)	A portion or all of the security is owned by SABA SPV II, a wholly-owned subsidiary of the Fund.
(i)	At January 31, 2025, all options held by the Fund are exchange traded listed options.

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

OBFR - United States Overnight Bank Funding Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of January 31, 2025 was 3.034%

OBFR - United States Overnight Bank Funding Rate as of January 31, 2025 was 4.330%

TSFR1M - CME Term SOFR 1 Month as of January 31, 2025 was 4.313%

TSFR3M - CME Term SOFR 3 Month as of January 31, 2025was 4.302%

TSFR6M - CME Term SOFR 6 Month as of January 31, 2025 was 4.248%

SONIA - Sterling Overnight Index Average as of January 31, 2025 was 4.704%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCO - Morgan Stanley & Company

Currency Abbreviations:

USD - United States Dollar

AUD - Australian Dollar

EUR - Eurozone Currency

GBP - Great British Pound

Quarterly Report | January 31, 2025	9

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
BeeHero Ltd.(a)	$178,159	$180,310
G-ILS Transportation Ltd.(a)	2,000,000	2,023,331
	$2,178,159	$2,203,641

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	04/07/2025	GBP	$2,355,321	USD	$2,323,957	$31,364
JPM	04/07/2025	USD	208,616	EUR	208,092	524
JPM	04/07/2025	USD	4,818,201	GBP	4,778,823	39,378
						$71,266

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	02/25/2025	GBP	$30,068,045	EUR	$30,076,174	$(8,129)
JPM	02/25/2025	GBP	41,906,142	USD	42,695,416	(789,274)
JPM	04/07/2025	GBP	619,821	USD	621,543	(1,722)
JPM	02/10/2025	USD	16,840,818	AUD	16,848,190	(7,372)
JPM	04/07/2025	USD	1,347,585	GBP	1,363,607	(16,022)
JPM	02/10/2025	USD	1,256,353	SEK	1,263,096	(6,743)
						$(829,262)
						$(757,996)

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Position Contracts
NASDAQ 100 E-MINI Mar25	(28)	03/31/2025	$12,551,008	$461,028
S&P500 E-MINI Mar25	(156)	03/31/2025	46,813,504	(511,046)
US 5YR NOTE (CBT) Mar25	(36)	03/31/2025	3,857,868	27,805
				$(22,213)
				$(22,213)

TO BE ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
MSCO	FNCL 5.5 3/24 TBA MSFTA	03/11/2025	$175,000,000	$2,457,524
MSCO	FNCL 6 3/24 TBA MSFTA	3/11/2025	75,000,000	45,411
				$2,502,935

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	$242,000	$(37,986)	$90,145	$52,159
Buy	Caesars Entertainment Inc.	(5.00)%	USD	12/20/2029	1,069,000	(151,951)	153,314	1,363
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	4,595,000	(101,971)	431,255	329,284
						$(291,908)	$674,714	$382,806

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 42	(5.00)%	USD	06/20/2028	$2,395,600	$213,563	$(107,802)	$105,761
Buy	Markit CDX High Yield Index, Series 43	(5.00)%	USD	06/20/2028	76,778,000	6,658,338	(6,374,375)	283,963
						$6,871,901	$(6,482,177)	$389,724

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	JPM	AT&T, Inc.	1.00%	USD	06/20/2025	$1,697,000	$6,825	$(11,768)	$(4,943)
Buy	GSI	Caesars Entertainment Inc.	(5.00)%	USD	12/20/2029	643,000	(91,398)	89,041	(2,357)
Buy	GSI	Caesars Entertainment Inc.	(5.00)%	USD	12/20/2029	257,000	(36,531)	35,589	(942)
Buy	GSI	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	1,234,000	(27,385)	113,476	86,091
							$(148,489)	$226,338	$77,849

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Aberdeen Diversified Income and Growth Trust	GBP	1,169,219	02/28/2025	SONIA	35 bps	$1,122,760	$(46,459)
JPM	Aberdeen New India Investment Trust PLC	GBP	364,336	01/30/2026	SONIA	35 bps	375,820	11,484
JPM	Aberforth Smaller Companies Trust PLC	GBP	6,534	01/30/2026	SONIA	35 bps	6,589	55
JPM	Abrdn Asia Focus PLC	GBP	196,713	01/30/2026	SONIA	35 bps	198,042	1,329
JPM	Abrdn UK Smaller Cos Growth Trust PLC	GBP	2,679,663	03/31/2025	SONIA	35 bps	2,735,992	56,329
JPM	Allianz Technology Trust PLC	EUR	2,165,345	10/31/2025	ESTRON	35 bps	2,212,797	47,452
JPM	Aurora UK Alpha PLC	GBP	2,716	01/30/2026	SONIA	35 bps	2,739	23
JPM	Baillie Gifford European Growth Trust PLC	GBP	929,032	04/30/2025	SONIA	35 bps	936,897	7,865
JPM	Baillie Gifford Japan Trust PLC	GBP	561,931	05/30/2025	SONIA	35 bps	570,746	8,815
JPM	Baillie Gifford UK Growth Trust PLC	GBP	55,297	04/30/2025	SONIA	35 bps	56,593	1,296
JPM	Baillie Gifford US Growth Trust PLC	GBP	11,950,793	02/28/2025	SONIA	35 bps	12,107,745	156,952

Quarterly Report | January 31, 2025	11

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Bankers Investment Trust PLC	GBP	4,445,482	11/28/2025	SONIA	35 bps	$4,532,223	$86,741
JPM	BB Biotech AG	EUR	1,439,476	11/28/2025	ESTRON	35 bps	1,483,262	43,786
JPM	Bellevue Healthcare Trust PLC	GBP	1,585,352	01/30/2026	SONIA	35 bps	1,607,755	22,403
JPM	BlackRock Smaller Companies Trust PLC	GBP	2,582,954	03/31/2025	SONIA	35 bps	2,617,496	34,542
JPM	BlackRock Throgmorton Trust PLC	GBP	1,071,827	11/28/2025	SONIA	35 bps	1,095,444	23,617
JPM	Brown Advisory US Smaller Companies PLC	GBP	884,107	02/28/2025	SONIA	35 bps	890,225	6,118
JPM	CQS Natural Resources Growth and Income PLC	GBP	1,909,481	02/28/2025	SONIA	35 bps	1,938,214	28,733
JPM	Diverse Income Trust PLC	GBP	760,846	10/31/2025	SONIA	35 bps	772,374	11,528
JPM	Dunedin Income Growth Investment Trust PLC	GBP	10,071	12/31/2025	SONIA	35 bps	10,251	180
JPM	Ecofin Global Utilities/Infrastructure Trust	GBP	1,985,321	03/31/2025	SONIA	35 bps	2,001,289	15,968
JPM	Edinburgh Worldwide Investment Trust PLC	GBP	6,007,181	02/28/2025	SONIA	35 bps	6,143,006	135,825
JPM	European Assets Trust PLC	GBP	209,444	02/27/2026	SONIA	35 bps	212,951	3,507
JPM	European Opportunities Trust PLC	GBP	187,614	11/28/2025	SONIA	35 bps	192,054	4,440
JPM	Geiger Counter, Ltd.	GBP	379,379	09/30/2025	SONIA	35 bps	389,243	9,864
JPM	HBM Healthcare Investments AG	EUR	791,332	01/30/2026	ESTRON	35 bps	792,126	794
JPM	Henderson International Income Trust PLC	GBP	1,257,891	03/31/2025	SONIA	35 bps	1,257,891	-
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	1,792,180	04/30/2025	SONIA	35 bps	1,818,731	26,551
JPM	Herald Investment Trust PLC	GBP	10,939,567	02/28/2025	SONIA	35 bps	11,057,197	117,630
JPM	Impax Environmental Markets PLC	GBP	2,833,329	10/31/2025	SONIA	35 bps	2,868,570	35,241
JPM	India Capital Growth Fund, Ltd.	GBP	6,638	02/27/2026	SONIA	35 bps	6,717	79
JPM	International Biotechnology Trust PLC	GBP	292,250	11/28/2025	SONIA	35 bps	293,057	807
JPM	Invesco Perpetual UK Smaller Companies Investment Trust PLC	USD	274,521	09/30/2025	OBFR	35 bps	276,363	1,842
JPM	JPMorgan China Growth & Income PLC	GBP	80,952	02/27/2026	SONIA	35 bps	81,478	526
JPM	JPMorgan Emerging Markets Investment Trust PLC	GBP	304	01/30/2026	SONIA	35 bps	311	7
JPM	JPMorgan European Discovery Trust PLC	GBP	940,822	10/31/2025	SONIA	35 bps	1,006,510	65,688
JPM	JPMorgan European Growth & Income PLC	GBP	5,774	01/30/2026	SONIA	35 bps	5,855	81
JPM	JPM Global Emerging Markets Income Trust PLC	GBP	62,312	01/30/2026	SONIA	35 bps	63,239	927
JPM	JPMorgan Indian Investment Trust PLC	GBP	76,043	01/30/2026	SONIA	35 bps	77,868	1,825
JPM	JPMorgan UK Small CAP Growth & Income PLC	GBP	4,591	01/30/2026	SONIA	35 bps	4,636	45
JPM	Keystone Positive Change Investment Trust PLC	GBP	1,147,594	03/31/2025	SONIA	35 bps	1,163,565	15,971
JPM	Lowland Investment Company PLC	GBP	3,151,112	03/31/2025	SONIA	35 bps	3,187,471	36,359
JPM	Mercantile Investment Trust PLC	GBP	2,825,520	03/31/2025	SONIA	35 bps	2,908,276	82,756
JPM	Middlefield Canadian Income PC	GBP	1,519,192	02/28/2025	SONIA	35 bps	1,525,629	6,437
JPM	Monks Investment Trust PLC	GBP	1,981,115	03/31/2025	SONIA	35 bps	2,002,095	20,980
JPM	Montanaro European Smaller Companies Trust PLC	GBP	2,243,615	02/28/2025	SONIA	35 bps	2,272,943	29,328
JPM	Montanaro UK Smaller Cos Investment Trust PLC	GBP	1,094,041	09/30/2025	SONIA	35 bps	1,104,510	10,469
JPM	Murray Income Trust PLC	GBP	324,176	01/30/2026	SONIA	35 bps	331,090	6,914
JPM	North America Income Trust PLC	GBP	1,029,459	04/30/2025	SONIA	35 bps	1,041,465	12,006
JPM	Pacific Assets Trust PLC	GBP	417,794	01/30/2026	SONIA	35 bps	422,398	4,604
JPM	Pacific Horizon Investment Trust PLC	GBP	95,235	01/30/2026	SONIA	35 bps	94,911	(324)
JPM	Polar Capital Global Financials Trust PLC	GBP	2,586,256	03/31/2025	SONIA	35 bps	2,624,196	37,940
JPM	Polar Capital Technology Trust PLC	GBP	6,712,475	10/31/2025	SONIA	35 bps	6,934,375	221,900
JPM	PRS REIT PLC	GBP	71,943	12/31/2025	SONIA	35 bps	74,643	2,700
JPM	RIT Capital Partners PLC	GBP	1,169,314	11/28/2025	SONIA	35 bps	1,194,760	25,446
JPM	River & Mercantile UK Micro Cap Inv Co Ltd	GBP	372,720	02/28/2025	SONIA	35 bps	372,720	-
JPM	Schroder AsiaPacific Fund PLC	GBP	4,612	01/30/2026	SONIA	35 bps	4,672	60
JPM	Schroder UK Mid Cap Fund PLC	GBP	1,198,644	03/31/2025	SONIA	35 bps	1,194,740	(3,904)
JPM	Scottish American Investment Co. PLC	GBP	109,319	02/27/2026	SONIA	35 bps	110,372	1,053
JPM	Scottish Mortgage Investment Trust PLC	GBP	11,603,653	10/31/2025	SONIA	35 bps	11,927,808	324,155
JPM	Smithson Investment Trust PLC	GBP	7,662,697	02/28/2025	SONIA	35 bps	7,802,747	140,050

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

January 31, 2025

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Templeton EM Investment Trust PLC	GBP	510,094	04/30/2025	SONIA	35 bps	$517,364	$7,270
JPM	The Biotech Growth Trust PLC	GBP	74,902	02/27/2026	SONIA	35 bps	76,348	1,446
JPM	The Global Smaller Companies Trust PLC	GBP	460,075	02/28/2025	SONIA	35 bps	465,156	5,081
JPM	Third Point Investors, Ltd.	USD	462,668	03/31/2025	OBFR	40 bps	471,885	9,217
JPM	Utilico Emerging Markets Trust PLC	GBP	285,095	04/30/2025	SONIA	35 bps	283,762	(1,333)
JPM	VinaCapital Vietnam Opportunity Fund, Ltd.	GBP	426,283	01/30/2026	SONIA	35 bps	424,922	(1,361)
JPM	Worldwide Healthcare Trust PLC	GBP	1,547,779	11/28/2025	SONIA	35 bps	1,577,676	29,897
Total Long Position Contracts							$115,935,555	$1,949,553

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S dollar equivalent.

Quarterly Report | January 31, 2025	13

Saba Capital Income & Opportunities Fund II	Notes to Consolidated Financial Statements

January 31, 2025

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the above fair value hierarchy levels as of January 31, 2025. Refer to the Consolidated Schedule of Investments for additional details.

Investments in Securities at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$28,730,698	$-	$28,730,698
Senior Loans	-	23,781,472	-	23,781,472
Mortgage-Backed Security	-	1,223,411	-	1,223,411
Common Stock	27,481,750	-	-	27,481,750
Closed End Funds	37,570,144	-	-	37,570,144
Investment Trusts	13,172,622	-	-	13,172,622
Preferred Stock	-	-	495,841	495,841
Participation Agreement	-	-	868,566	868,566
Private Funds*	-	-	-	49,703,692
Unit Trusts	10,992,035	-	-	10,992,035
Special Purpose Acquisition Companies	157,103	-	17,300	174,403
Warrants	5,512	-	573,934	579,446
Right	2,474	-	-	2,474
Options**	5,378,983	-	-	5,378,983
Money Market Funds	15,999,803	-	-	15,999,803
Total	$110,760,426	$53,735,581	$1,955,641	$216,155,340

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$2,996,769	$-	$2,996,769
Sovereign Debt Obligations***	197,521,870	-	-	197,521,870
Common Stock	6,146,279	-	-	6,146,279
Exchange Traded Fund	9,608,191	-	-	9,608,191
Total	$213,276,340	$2,996,769	$-	$216,273,109

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement For Future Equity Contracts	$-	$-	$2,203,641	$2,203,641
Forward Foreign Currency Contracts	-	71,266	-	71,266
Futures Contracts	488,833	-	-	488,833
Centrally Cleared Credit Default Swaps	-	6,871,901	-	6,871,901
Over the Counter Credit Default Swaps	-	6,825	-	6,825
TBA MBS forward contracts	-	2,502,935	-	2,502,935
Total Return Swaps	-	2,002,934	-	2,002,934
Total Assets	$488,833	$11,455,861	$2,203,641	$14,148,335

Liabilities
Forward Foreign Currency Contracts	$-	829,262	$-	$829,262
Futures Contracts	511,046	-	-	511,046
Centrally Cleared Credit Default Swaps	-	291,908	-	291,908
Over the Counter Credit Default Swaps	-	155,314	-	155,314
Total Return Swaps	-	53,381	-	53,381
Total Liabilities	$511,046	$1,329,865	$-	$1,840,911

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
**	All options held by the Fund are exchange traded listed options.
***	Investments classified in Level 1 include sovereign debt obligations issued by G10 countries. All other sovereign debt obligations are classified as Level 2.